Property, Plant and Equipment, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subtotal	$ 2,552,691	$ 6,959,617
Less: Accumulated depreciation	(1,407,188)	(5,303,175)
Property, Plant and Equipment, Net, Total	1,145,503	1,656,442
Buildings
Subtotal	663,711	4,831,806
Machinery and Production equipment
Subtotal	1,500,131	1,214,709
Electronic equipment
Subtotal	108,699	193,652
Office equipment
Subtotal	36,467	49,899
Automobiles
Subtotal	243,683	292,251
Construction in progress
Subtotal	$ 0	$ 377,300